ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

5. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses, summarized by major category, as of December 31, 2022 and 2021 consist of the following:

	December 31, 2022	December 31, 2021
Trade accounts payable	$1,224,542	$1,465,860
Accrued expenses	697	8,215
Accrued compensation expenses	140,204	122,072
Total accounts payable and accrued expenses	$1,365,443	$1,596,147